Income Taxes Rollforward of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross cumulative unrecognized tax benefits	$ 133	$ 132
Federal and State [Member]
Gross cumulative unrecognized tax benefits	132	188
Increases in UTBs related to prior years	12	26
Decreases in UTBs related to prior years	(12)	11
Increases in UTBs related to the current year	8	4
Decreases in UTBs related to settlements	(1)	(57)
Decreases in UTBs related to lapse of the applicable statutes of limitations	(6)	(18)
Gross cumulative unrecognized tax benefits	$ 133	$ 132